ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Accounts receivable	$ 479.3	$ 446.0
Investment in finance leases (Note 14)	13.5	21.6
Receivables from related parties (Note 31)	57.5	40.3
Other receivables	90.9	76.9
Credit loss allowances	(25.5)	(27.9)
Total accounts receivable	615.7	556.9
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Credit loss allowances, beginning of year	(27.9)	(34.4)
Additions	(3.2)	(4.7)
Amounts charged off	4.7	8.9
Unused amounts reversed	1.9	0.8
Foreign currency exchange differences	(1.0)	1.5
Credit loss allowances, end of year	(25.5)	(27.9)
Gross carrying amount | Current trade receivables
Disclosure of financial assets [line items]
Accounts receivable	280.6	230.4
Gross carrying amount | 1-30 days
Disclosure of financial assets [line items]
Accounts receivable	68.4	50.4
Gross carrying amount | 31-60 days
Disclosure of financial assets [line items]
Accounts receivable	28.3	29.0
Gross carrying amount | 61-90 days
Disclosure of financial assets [line items]
Accounts receivable	16.8	15.0
Gross carrying amount | Greater than 90 days
Disclosure of financial assets [line items]
Accounts receivable	$ 85.2	$ 121.2